Share based compensation reserve - Valuation Assumptions (Details) - Restricted shares	9 Months Ended
Sep. 30, 2023 $ / shares
January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 22.37
Exercise price	$ 0
Expected life of restricted share	4 years
Expected volatility of the share price	24.40%
Dividend yield expected	0.00%
Risk free rate	1.70%
Employee exit rate	27.30%
EBITDA Performance Target Conditions	35.00%
January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 25.42
Exercise price	$ 0
Expected life of restricted share	3 years
Expected volatility of the share price	30.00%
Dividend yield expected	0.00%
Risk free rate	0.24%
Employee exit rate	14.00%
EBITDA Performance Target Conditions	35.00%
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 25.39
Exercise price	$ 0
Expected life of restricted share	3 years
Expected volatility of the share price	28.00%
Dividend yield expected	0.00%
Risk free rate	1.15%
Employee exit rate	14.00%
EBITDA Performance Target Conditions	35.00%
January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 17.24
Exercise price	$ 0
Expected life of restricted share	3 years
Employee exit rate	18.00%
EBITDA Performance Target Conditions	75.00%